Loss per share (Tables)	12 Months Ended
Dec. 31, 2025
Loss per share
Schedule of loss per share

(in thousands of €)	2025	2024	2023
Basic loss
Loss for the year	(62,547)	(46,267)	(11,390)
Loss attributable to the holder of the profit share certificate (1)	3,027	2,239	752
Cumulative dividend on preferred shares (Series A, B, C and D) (2)	(17,981)	(13,923)	(8,644)
Loss attributable to common shareholders	(77,501)	(57,951)	(19,282)
Diluted loss
Dilution effect of ESOP warrants, preferred shares, anti-dilutive warrants and profit share certificate	—	—	—
Loss attributable to common shareholders, after dilution effect	(77,501)	(57,951)	(19,282)

(1) Reflects the impact of the liquidation interest profit share in relation to the profit share certificate (4.84% in 2025 and 2024 and 6.6% in 2023). Refer to notes 2.2.8.2 and 19.2.

(2) The cumulative dividend (i.e., a fixed cumulative cash preferential dividend at 6% p.a. of the issue price of the preferred shares) is calculated on the issue price of the preferred shares over the period they were outstanding. In the event of an IPO, the preferred shares will automatically convert into common shares, on a 1:1 basis (before stock split), without any pay-out in the form of cash or common shares relating to the cumulative dividend.

Number of shares	2025	2024	2023
Weighted average number of common shares outstanding during the period for basic and diluted EPS	541,126	541,126	541,126
Total weighted average number of common shares outstanding during the period	541,126	541,126	541,126

(in €)	2025	2024	2023
Basic loss per share	(143.22)	(107.09)	(35.63)
Diluted loss per share	(143.22)	(107.09)	(35.63)